Note 10 - Accrued Expenses and Other Current Liabilities - Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jan. 31, 2019	Dec. 05, 2018	Oct. 31, 2018	Dec. 31, 2017	Oct. 31, 2017
Accrued insurance	$ 5,350,000		$ 4,743,247		$ 3,155,685
Accrued interest	5,068,000		3,091,150		2,830,656
Accrued equipment purchases	1,415,000				2,172,115
Accrued sales and use tax	4,094,000	$ 67,288	4,145,047		2,695,141
Accrued property taxes	426,000		865,061		750,264
Accrued professional fees	497,000		3,579,008		862,069
Other	1,197,000		2,406,089		2,156,192
Total accrued expenses and other liabilities	$ 18,047,000		$ 18,829,602		$ 14,622,122